Schedule of Investments
May 31, 2022 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.59%

Automobiles & Components - 1.61%
BorgWarner, Inc.	6,300	254,016

Banks - 7.50%
First Republic Bank	3,300	511,599
Signature Bank (2)	2,450	529,862
U.S. Bancorp	2,600	137,982

		1,179,443

Capital Goods - 6.59%
Illinois Tool Works, Inc.	1,650	343,315
Paccar, Inc.	4,500	390,780
TransDigm Group, Inc. (2)	500	302,685

		1,036,780

Chemicals - 3.49%
DuPont de Nemours, Inc.	8,100	549,585

Commercial & Professional Services - 7.70%
Leidos Holdings, Inc.	5,200	543,400
Rollins, Inc.	18,850	668,421

		1,211,821

Consumer Durables & Apparel - 7.37%
D.R. Horton, Inc.	5,850	439,628
Newell Brands, Inc.	11,120	238,413
PulteGroup, Inc.	10,650	482,019

		1,160,060

Diversified Financials - 4.43%
MarketAxess Holdings, Inc.	600	169,008
Nasdaq, Inc (2)	3,400	527,884

		696,892

Health Care Equipment & Services - 16.15%
ABIOMED, Inc. (2)	2,200	580,140
Baxter International, Inc.	3,800	288,990
Dexcom, Inc. (2)	1,000	297,940
Humana Inc.	700	317,961
Medtronic PLC (Ireland)	2,500	250,375
Resmed, Inc.	1,550	315,363
Steris PLC	2,150	490,630

		2,541,399

Insurance - 6.44%
Progressive Corp (2)	4,600	549,148
Willis Towers Watson PLC	2,200	464,354

		1,013,502

Pharmaceuticals, Biotechnology & Life Science - 2.48%
Vertex Pharmaceuticals, Inc. (2)	1,450	389,542

Retailing - 5.26%
Dollar General Corp.	1,450	319,493
LKQ Corp.	9,900	508,761

		828,254

Semiconductors & Semiconductor Equipment - 1.60%
Micron Technology, Inc.	3,400	251,056

Software & Services - 3.22%
Citrix Systems, Inc. (2)	2,600	261,794
VeriSign, Inc. (2)	1,400	244,370

		506,164

Technology Hardware & Equipment - 4.01%
Cisco Systems, Inc.	5,800	261,290
IPG Photonics Corp.	3,500	369,215

		630,505

Transportation - 2.36%
FedEx Corp.	1,650	370,557

Utilities - 13.38%
Ameren Corp.	5,800	552,102
Eversource Energy	5,900	544,688
NextEra Energy, Inc.	6,000	454,140
Xcel Energy, Inc.	7,350	553,749

		2,104,679

Total Common Stock	(Cost $ 16,095,259)	14,724,255

Real Estate Investment Trust - 0.00%
American Tower Corp.	1,500	384,195
Crown Castle International Corp.	2,000	379,300

Total Real Estate Investment Trusts	(Cost $ 792,407)	763,495

Money Market Registered Investment Companies - 1.55%

Federated Hermes Government Obligations Fund - Institutional Class, 0.65% (3)	243,974	243,974

Total Money Market Registered Investment Companies	(Cost $ 243,974)	243,974

Total Investments - 99.99%	(Cost $ 17,131,640)	15,731,724

Other Assets less Liabilities - 0.01%		1,803

Total Net Assets - 100.00%		15,733,527

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$15,731,724	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,731,724	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2022